Condensed Consolidated Interim Statements of Changes in Equity - USD ($) $ in Thousands	Total	Equity Reserves	Treasury Shares	Number of Common Shares	Accumulated other comprehensive loss	Retained Earnings (Accumulated Deficit)
Balance, shares at Dec. 31, 2022				118,349,090
Balance, amount at Dec. 31, 2022	$ 98,021	$ 9,852	$ (97)	$ 145,515	$ (5,223)	$ (52,026)
Statement [Line Items]
At the market issuances, shares				837,700
At the market issuances, amount	586	0	0	$ 586	0	0
Carrying value of RSUs exercised, shares				592,667
Carrying value of RSUs exercised, amount	0	(512)	0	$ 512	0	0
Issuance costs	(218)	0	0	(218)	0	0
Share-based payments	1,182	1,182	0	0	0	0
Net loss for the period	782	0	0	0	0	782
Currency translation differences	(576)	0	0	0	(576)	0
Balance, amount at Jun. 30, 2023	99,777	10,522	(97)	$ 146,395	(5,799)	(51,244)
Balance, shares at Jun. 30, 2023				119,779,457
Balance, shares at Dec. 31, 2023				128,728,248
Balance, amount at Dec. 31, 2023	106,001	11,041	(97)	$ 151,688	(5,208)	(51,423)
Statement [Line Items]
At the market issuances, shares				4,797,748
At the market issuances, amount	3,616	0	0	$ 3,616	0	0
Carrying value of RSUs exercised, shares				1,197,709
Carrying value of RSUs exercised, amount	0	(1,018)	0	$ 1,018	0	0
Issuance costs	(237)	0	0	(237)	0	0
Share-based payments	1,071	1,071	0	0	0	0
Net loss for the period	1,839
Currency translation differences	(124)	0	0	$ 0	(124)	0
Exercise of options, shares				103,000
Exercise of options, amount	59	(31)	0	$ 90	0	0
Net income for the period	1,839	0	0	0	0	1,839
Balance, amount at Jun. 30, 2024	$ 112,225	$ 11,063	$ (97)	$ 156,175	$ (5,332)	$ (49,584)
Balance, shares at Jun. 30, 2024	131,347			134,826,705